Reverse Recapitalization	6 Months Ended
Mar. 31, 2024
Reverse Recapitalization [Abstract]
Reverse Recapitalization

Note 3 — Reverse Recapitalization

As discussed in Note 1, Company Information, the Closing of the Merger occurred on December 21, 2023. In the Merger, as provided for in the Business Combination Agreement:

•        All of Legacy Mobix’s 18,139,258 issued and outstanding shares of common stock were cancelled and converted into the same number of shares of the Company’s Class A Common Stock;

•        All of Legacy Mobix’s Founders Redeemable Convertible Preferred Stock and Series A Redeemable Convertible Preferred Stock, totaling 2,254,901 shares, was converted into the same number of shares of the Company’s Class B Common Stock;

•        All of Legacy Mobix’s convertible notes were converted into shares of Legacy Mobix common stock immediately prior to Closing and pursuant to their terms, totaling 30,045 shares, which were then cancelled and converted into the same number of shares of the Company’s Class A Common Stock;

•        All of Legacy Mobix’s SAFEs were converted into 150,953 shares of the Company’s Class A Common Stock;

•        All of Legacy Mobix’s stock options and warrants were assumed by the Company and converted into the same number of stock options or warrants to purchase shares of the Company’s Class A Common Stock, with no change to their exercise prices, vesting conditions or other terms; and

•        All of Legacy Mobix’s restricted stock units (“RSUs”) were assumed by the Company and converted into an RSU covering the same number of shares of the Company’s Class A Common Stock.

The other related events that occurred in connection with the Closing include the following:

•        The Company entered into the PIPE Subscription Agreements, as described below;

•        The Company entered into the Sponsor PIPE Subscription Agreement, Sponsor Warrant and Sponsor Letter Agreement, as described below;

•        The Company entered into a non-redemption agreement with a shareholder, as described below;

•        The Company entered into an amendment to its Business Combination Marketing Agreement, as described below;

•        The Company assumed the 6,000,000 public warrants (“Public Warrants”) and 3,400,000 private placement warrants (“Private Warrants”) originally issued by Chavant in 2021 in connection with its initial public offering, as described in Note 4, Warrants;

•        The Company adopted the 2023 Employee Stock Purchase Plan and the 2023 Equity Incentive Plan, as described in Note 17, Equity Incentive Plans;

•        The Company adopted an amended and restated certificate of incorporation and amended and restated bylaws; and

•        The Company entered into indemnification agreements with each of its directors and officers.

PIPE Subscription Agreements

In connection with the Merger, Chavant entered into the PIPE Subscription Agreements with certain accredited investors and pursuant to which the investors agreed to purchase an aggregate of 1,975,000 shares of Class A Common Stock of Chavant at a price of $10.00 per share for an aggregate amount of $19,750 in cash. The number of shares purchased by the PIPE investors is subject to adjustment through the issuance of additional shares of Class A Common Stock in the event that the volume weighted average price (“VWAP”) of the Class A Common Stock is less than $10.00 over a specified period. See “Make-Whole Shares,” below.

The PIPE investors also received warrants to purchase 1,950,000 shares of Class A Common Stock at an exercise price of $0.01 per share, of which warrants to purchase 200,000 shares are immediately exercisable and warrants to purchase 1,750,000 shares are exercisable upon obtaining stockholder approval, which is expected to be obtained in 2024.

Sponsor PIPE Subscription Agreements, Sponsor Warrant and Sponsor Letter Agreement

On December 19, 2023, Chavant entered into the Sponsor PIPE Subscription Agreement with the Sponsor pursuant to which the Sponsor agreed to purchase, in a private placement that closed substantially concurrently with the Closing, 199,737 shares of Class A Common Stock at a price of $10.00 per share. The aggregate purchase price of $1,997 was paid through the forgiveness of certain obligations of Chavant. The number of shares purchased by the Sponsor is subject to adjustment through the issuance of additional shares of Class A Common Stock in the event that the VWAP of the Class A Common Stock is less than $10.00 over a specified period. See “Make-Whole Shares,” below.

In connection with the execution of the Sponsor PIPE Subscription Agreement, Legacy Mobix Labs issued to the Sponsor a warrant to purchase 272,454 shares of Legacy Mobix Labs Stock at an exercise price of $0.01 per share, exercisable upon the closing of the Sponsor PIPE Subscription Agreement (the “Sponsor Warrant”). The Sponsor Warrant was exercised at the closing of the Sponsor PIPE Subscription Agreement and, following net settlement into 272,182 shares of Legacy Mobix Labs Stock, converted into 272,182 shares of Class A Common Stock of the Company in connection with the Closing.

On December 20, 2023, Chavant also entered into a Sponsor Letter Agreement with the Sponsor pursuant to which, as consideration for the 199,737 shares issued pursuant to the Sponsor PIPE Subscription Agreement described above, the Sponsor agreed to forgive approximately $1,997 of aggregate outstanding obligations of Chavant. In addition, the Sponsor agreed to forfeit 658,631 Founder Shares and 400,000 Private Warrants that it held, in each case upon the Closing.

Non-Redemption Agreement

On December 20, 2023, Chavant and Mobix Labs entered into a non-redemption agreement with a shareholder of Chavant, pursuant to which the shareholder agreed to withdraw its redemption of 73,706 ordinary shares of Chavant (“Ordinary Shares”) prior to the Merger. In consideration therefor, Mobix Labs issued the shareholder a warrant to purchase 202,692 shares of Legacy Mobix common stock at an exercise price of $0.01 per share, exercisable upon the Closing. The warrant was exercised at the Closing and, following net settlement into 202,489 shares of Legacy Mobix Common Stock, converted into 202,489 shares of Class A Common Stock of the Company in connection with the Closing.

Amendment to Business Combination Marketing Agreement

On December 21, 2023, Chavant entered into an amendment to the Business Combination Marketing Agreement, dated as of July 19, 2021 between Chavant and certain advisors wherein the parties agreed to resolve their differences with respect to marketing fees contemplated by the agreement and the advisors agreed to receive, in lieu of any cash payment of fees or reimbursement of expenses, an aggregate of 280,000 shares of Class A Common Stock. The number of shares is subject to adjustment through the issuance of additional shares of Class A Common Stock in the event that the VWAP of the Class A Common Stock is less than $10.00 over a specified period. See “Make-Whole Shares,” below.

Earnout Shares

In addition to the consideration paid at Closing, certain Legacy Mobix stockholders and certain holders of Legacy Mobix stock options (the “Earnout Recipients”) will be entitled to receive an additional aggregate 3,500,000 shares of Class A Common Stock issuable as earnout shares (the “Earnout Shares”) based on the achievement of trading price targets following the Closing and subject to the terms provided in the Business Combination Agreement. The Earnout Shares have a seven-year “Earnout Period,” commencing on the date that is the one year anniversary of the Closing, pursuant to which up to 1,750,000 shares of Class A Common Stock will be distributed to the Earnout Recipients if the VWAP of the Class A Common Stock exceeds $12.50 for any twenty trading days within a period of thirty consecutive trading days during the Earnout Period and an additional 1,750,000 shares of Class A Common Stock will be distributed to the Earnout Recipients if the VWAP of the Class A Common Stock exceeds $15.00 for any twenty trading days within a period of thirty consecutive trading days during the Earnout Period.

The Earnout Shares are accounted for as liability-classified instruments because the events that determine the number of Earnout Shares to which the Earnout Recipients will be entitled include events that are not solely indexed to the Company’s common stock. At the time of Closing, the Company estimated the aggregate fair value of its liability for the Earnout Shares using a Monte Carlo simulation model and recorded a liability of $33,559. As of March 31, 2024, none of the conditions for the issuance of any Earnout Shares had been achieved and the Company adjusted the carrying amount of the liability to its estimated fair value of $3,621. As a result of the decrease in the fair value of the liability, which is primarily the result of a decrease in the Company’s stock price between the Closing and March 31, 2024, the Company recognized non-cash gains of $5,174 and $29,938, respectively, for the three months and six months ended March 31, 2024, which are included in “Change in fair value of earnout liability” in the condensed consolidated statements of operations and comprehensive loss.

Make-Whole Shares

Pursuant to the PIPE Subscription Agreements, the Sponsor PIPE Subscription Agreement and the Amendment to Business Combination Marketing Agreement described above, Chavant agreed to issue additional shares of its Class A Common Stock (the “Make-Whole Shares”) to the PIPE Investors, the Sponsor and certain advisors with respect to 2,454,737 shares of the Company’s Class A Common Stock in the event that the VWAP per share of the Class A Common Stock during the thirty-day period (the “Adjustment Period”) commencing on the date that is thirty days after the date on which the PIPE resale registration statement is declared effective (the “Adjustment Period VWAP”) is less than $10.00 per share. In such case, the PIPE Investors will be entitled to receive a number of Make-Whole Shares equal to the number of shares of Class A Common Stock issued to the PIPE Investor multiplied by a fraction, the numerator of which is $10.00 minus the Adjustment Period VWAP and the denominator of which is the Adjustment Period VWAP. In the event that the Adjustment Period VWAP is less than $7.00, the Adjustment Period VWAP will be deemed to be $7.00.

The Make-Whole Shares are accounted for as liability-classified instruments because the events that determine the number of Make-Whole Shares issuable include events that are not solely indexed to the Company’s common stock. At the time of Closing, the Company estimated the aggregate fair value of its liability for the Make-Whole Shares using a Monte Carlo simulation model and recorded a liability of $2,071. As of March 31, 2024, the Make-Whole Shares had not been issued and the Company adjusted the carrying amount of the liability to its estimated fair value of $1,639. As a result of the decrease in the fair value of the liability, the Company recorded non-cash gains of $3,336 and $432, respectively, for the three months and six months ended March 31, 2024, which are included in “Change in fair value of PIPE make-whole liability” in the condensed consolidated statements of operations and comprehensive loss.

See Note 12, Fair Value Measurements, for additional information on the Company’s measurements with respect to the financial instruments issued in connection with the foregoing agreements.

Legacy Mobix incurred $6,363 of transaction costs in connection with the Merger, which was determined to be a capital-raising transaction for Legacy Mobix. At the time of the Closing, the Company allocated this amount between the equity-classified instruments and liability-classified instruments, based on their relative fair values, and recorded the $2,354 of costs associated with equity-classified instruments as a reduction of additional paid-in capital and charged the remaining $4,009 of costs associated with liability-classified instruments to expense. The Company also recognized a liability for unpaid transaction costs of Chavant totaling $3,090, which the Company recorded as a reduction of the proceeds of the Merger at the time of the Closing.

The following tables reconcile elements of the Merger to the Company’s condensed consolidated financial statements, and should be read in conjunction with the footnotes referenced above:

Shares
Chavant public shares, net of redemptions	111,005
Chavant founder shares, net of shares forfeited	1,341,369
PIPE investors’ shares	1,975,000
Settlement of PIPE warrant	199,800
Sponsor PIPE subscription	199,737
Settlement of Sponsor Warrant	272,182
Settlement of warrant to non-redeeming shareholder	202,489
Amendment to Business Combination Marketing Agreement	280,000
Total Chavant shares outstanding immediately prior to the Merger	4,581,582

Legacy Mobix rollover shares	18,139,258
Conversion of Legacy Mobix convertible notes	30,045
Conversion of Legacy Mobix SAFEs	150,953
Total number of Class A common shares issued in the Merger	22,901,838

Closing proceeds:
Proceeds from Chavant trust fund	$1,264
Proceeds from PIPE investment	19,750

Closing disbursements:
Legacy Mobix Merger-related transaction costs	(3,747)
Chavant Merger-related transaction costs	(2,219)
Net cash proceeds from the Merger at Closing	15,048

Legacy Mobix Merger-related transaction costs paid prior to closing	(983)
Net cash proceeds	14,065

Non-cash activity:
Conversion of Legacy Mobix convertible notes to Class A Common Stock	206
Conversion of Legacy Mobix SAFEs to Class A Common Stock	1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock	2,300
Unpaid Merger-related transaction costs assumed from Chavant	(871)
Unpaid Merger-related transaction costs of Legacy Mobix	(1,633)
Merger-related transaction costs expensed	4,009

Liability-classified instruments:
Fair value of earnout liability	(33,559)
Fair value of PIPE make-whole liability	(2,071)
Fair value of Private Warrants	(150)
Net equity impact of the Merger	$(16,182)

Subsequent to the Closing, the Company paid $830 of the Merger-related transaction costs and negotiated a $99 reduction of the unpaid transaction costs.